Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Searchmedia Holdings Ltd
Entity Central Index Key	0001460329
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	21,687,497

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 4,630	$ 7,554
Restricted cash	1	11
Accounts receivable, net	15,822	18,065
Amounts due from related parties	2,078	966
Prepaid expenses and other current assets	9,462	8,340
Deferred tax assets	866	891
Total current assets	32,859	35,827
NON-CURRENT ASSETS
Property and equipment, net	633	1,133
Deposits for property and equipment	31	2
Intangible assets, net	0	3,954
Goodwill	16,926	45,955
Total assets	50,449	86,871
CURRENT LIABILITIES
Accounts payable	14,167	13,894
Accrued expenses and other payables	13,952	17,931
Short-term borrowings	0	729
Acquisition consideration payable	23,238	29,033
Amounts due to related parties	379	1,958
Deferred revenue	2,642	2,481
Income taxes payable	9,524	9,228
Total current liabilities	63,902	75,254
NON-CURRENT LIABILITIES
Long-term acquisition consideration payable	0	10,162
Long-term payables	0	3
Deferred tax liabilities	0	989
Total liabilities	63,902	86,408
Commitments and contingency (Note 20)
SHAREHOLDERS' EQUITY/ (DEFICIT)
Common Shares - $0.0001 par value, 1,000,000,000 shares authorized, 20,858,661 and 21,687,497 shares issued and outstanding on December 31, 2010 and 2011, respectively	2	2
Additional paid-in capital	123,288	121,521
Accumulated other comprehensive income/ (loss)	(1,071)	1,153
Accumulated deficit	(135,672)	(122,213)
Total shareholders' equity/ (deficit)	(13,453)	463
Total liabilities and shareholders' equity/ (deficit)	50,449	86,871
Variable Interest Entity, Primary Beneficiary [Member]
CURRENT ASSETS
Cash and cash equivalents		1,942
Accounts receivable, net		3,586
NON-CURRENT ASSETS
Property and equipment, net		359
CURRENT LIABILITIES
Accounts payable		5,072
Accrued expenses and other payables		8,098
Deferred revenue		$ 171

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	21,687,497	20,858,661
Common stock, shares outstanding	21,687,497	20,858,661

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising services revenues	$ 55,571	$ 48,967	$ 37,741
Cost of revenues	(45,788)	(36,454)	(28,059)
Gross profit	9,783	12,513	9,682
Operating expenses
Loss on impairment of goodwill	(27,927)	(39,411)	(15,749)
Loss on impairment of intangible assets	(2,723)
Gain on termination of VIEs	9,551
Change of fair value of acquisition consideration payable	10,681
Gain from extinguishment of acquisition consideration payable	4,340
Loss on abandonment of lease		(1,256)	(550)
Loss on disposal of fixed assets		(4)	(15)
Sales and marketing expenses	(6,722)	(4,462)	(3,384)
General and administrative expenses	(10,221)	(12,203)	(13,832)
Loss from operations	(13,238)	(44,823)	(23,848)
Other income/(expense)
Interest income	34	24	11
Interest expense	(89)	(45)	(1,962)
Decrease in fair value of liability warrant			824
Gain on extinguishment of notes			6,669
Other income/(expense), net	(79)	(368)
Foreign currency transaction loss, net	(4)	(7)	(24)
Total other income/(expense)	(138)	(396)	5,518
Loss before income taxes	(13,376)	(45,219)	(18,330)
Provision for income taxes	(83)	(1,420)	(4,319)
Net loss	(13,459)	(46,639)	(22,649)
Loss per share
Basic and diluted (In US$)	$ (0.64)	$ (2.24)	$ (4.44)
Weighted average number of shares outstanding --
Basic and diluted	20,994,015	20,796,789	5,100,465
Variable Interest Entity, Primary Beneficiary [Member]
Advertising services revenues	530	20,709	36,289
Gross profit	(54)	5,556	9,924
Operating expenses
Loss from operations	(618)	(17,358)	(20,213)
Other income/(expense)
Net loss	$ (883)	$ (19,194)	$ (23,589)

Consolidated Statements of Changes in Shareholders' Equity (Deficit) and Comprehensive (Loss)/Income (USD $) In Thousands, except Share data	Total USD ($)	Series B USD ($)	Series C USD ($)	Common Stock USD ($)	Common Stock Series A	Common Stock Series B	Common Stock Series C	Series A convertible preferred shares USD ($)	Series A convertible preferred shares Series A USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Series A USD ($)	Additional paid-in capital Series B USD ($)	Additional paid-in capital Series C USD ($)	Accumulated other comprehensive income USD ($)	Accumulated deficit USD ($)	Comprehensive Loss Amount USD ($)
Beginning balance at Dec. 31, 2008	$ (44,485)							$ 722						$ 1,099	$ (46,306)
Beginning balance, shares at Dec. 31, 2008				2,169,269				675,374
Net loss	(22,649)														(22,649)	(22,649)
Foreign currency exchange translation adjustment	(49)													(49)		(49)
Comprehensive Loss																(22,698)
Returned of shares to the company by certain shareholders, shares				(100,338)
Repurchase from shareholders, shares				(79,579)
Repurchase from shareholders	(628)									(628)
Extinguishment of the notes Accretion to Series B redeemable convertible preferred shares redemption value	(3,525)														(3,525)
Accretion to Series C redeemable convertible preferred shares redemption value	(3,058)														(3,058)
Statuary reserve										36					(36)
Conversion of Series A, B and C to common shares, shares					675,374	2,205,549	1,712,874		(675,374)
Conversion of Series A, B and C to common shares		26,931	17,790						(722)		722	26,931	17,790
Conversion of convertible note to common shares, shares				1,712,874
Conversion of convertible note to common shares	6,830									6,830
Reverse acquisition of Ideation, shares				12,462,345
Reverse acquisition of Ideation	69,255			2						69,253
IDI warrant transferred to APIC under EITF 07-5	1,577									1,577
Share-based compensation	411									411
Ending balance at Dec. 31, 2009	48,400			2						122,922				1,050	(75,574)
Ending balance, shares at Dec. 31, 2009				20,758,368
Net loss	(46,639)														(46,639)	(46,639)
Foreign currency exchange translation adjustment	103													103		103
Comprehensive Loss																(46,536)
Repurchase of warrants	(3,809)									(3,809)
Exercise of warrants, shares				1,460
Exercise of warrants	9									9
Share issued, shares				6,250
Issuance of common shares for share incentive plan, shares				92,583
Issuance of common shares for share incentive plan	1									1
Share-based compensation	2,398									2,398
Ending balance at Dec. 31, 2010	463			2						121,521				1,153	(122,213)
Ending balance, shares at Dec. 31, 2010				20,858,661
Net loss	(13,459)														(13,459)	(13,459)
Foreign currency exchange translation adjustment	(2,224)													(2,224)		(2,224)
Comprehensive Loss																(15,683)
Share issued for earn-out, shares				750,380
Share issued for earn-out	871									871
Issuance of common shares for share incentive plan, shares				78,456
Issuance of common shares for share incentive plan	2									2
Share-based compensation	894									894
Ending balance at Dec. 31, 2011	$ (13,453)			$ 2						$ 123,288				$ (1,071)	$ (135,672)
Ending balance, shares at Dec. 31, 2011				21,687,497

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (13,459)	$ (46,639)	$ (22,649)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization of property and equipment	385	404	399
Amortization of intangible assets	1,329	1,737	2,015
Share-based compensation	894	2,398	411
Increase in fair value of note warrant liability			(824)
Deferred tax expenses / (benefit)	(1,087)	(817)	825
Change of fair value of acquisition consideration payable	(10,681)
Gain on extinguishment of consideration payable	(4,340)
Gain on termination of VIEs	(9,551)
Loss / (gain) on extinguishment of the notes			(6,669)
Loss on impairment of goodwill	27,927	39,411	15,749
Loss on impairment of intangible assets	2,723
Loss on disposals of fixed assets		4	15
Bad debt provision on prepaid expenses and other current assets	832	1,006
Bad debt provision on accounts receivables	2,073	780	1,611
(Increase) / decrease in assets:
Accounts receivable	(1,379)	(5,645)	(4,434)
Prepaid expenses and other current assets	(3,941)	(4,331)	1,737
Amounts due to/from related parties	(2,106)	1,882	417
Increase / (decrease) in liabilities:
Accounts payable	5,114	4,882	1,603
Accrued expenses and other payables	2,420	2,034	(1,462)
Amounts due to/from related parties	(1,558)	1,612	(252)
Deferred revenue	224	579	(293)
Income taxes payable	1,329	2,373	3,026
Net cash provided by/ (used in) operating activities	(2,852)	1,670	(8,775)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(47)	(140)	(150)
Proceeds from disposals of property and equipment	3	3	244
Cash disposed upon the termination of VIEs	(120)
Cash paid for acquisitions, net of cash acquired	(738)	(20,015)	(40,687)
Net cash used in investing activities	(902)	(20,152)	(40,593)
CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in restricted bank deposit	10	259	87
Proceeds from short-term borrowings	1,346	768	688
Repayment of short-term borrowings	(747)	(693)	(1,855)
Proceeds from issuance of convertible promissory notes and warrants			3,672
Proceeds from exercise of options	2	9
Issue of options		1
Repayment of promissory note			(5,000)
Repurchase of warrants		(3,809)
Cash from Ideation upon business combination			76,073
Net cash provided by/ (used in) financing activities	611	(3,465)	73,665
Foreign currency translation adjustment	219	103	5
Net increase / (decrease) in cash and cash equivalents	(2,924)	(21,844)	24,302
Cash and cash equivalents at beginning of year	7,554	29,398	5,096
Cash and cash equivalents at end of year	4,630	7,554	29,398
SUPPLEMENTAL DISCLOSURE INFORMATION
Cash paid for interest	89	45	2,477
Income Taxes Paid	314	465	381
Non-cash investing transactions:
Acquisition consideration payable	15,891	39,195	16,381
Payable in connection with purchase of property and equipment		$ 3

Principal Activities And Organization	12 Months Ended
Dec. 31, 2011
Principal Activities And Organization And Summary Of Significant Accounting Policies [Abstract]
Principal activities and organization

1. Principal activities and organization

(a) Principal activities

SearchMedia Holdings Limited (the “Company” or “SearchMedia Holdings” or “IDI”) is a holding company and, through its consolidated subsidiaries (collectively the “Group”), is principally engaged in the provision of advertising services in the out-of-home advertising industry. Out-of-home advertising typically refers to advertising media in public places, such as billboards, in-elevator displays, street furniture and transit area displays. The Group is one of the largest operators of integrated outdoor billboard and in-elevator advertising networks in China.

(b) Organization

On October 30, 2009, the Company completed the acquisition of all the issued and outstanding shares and warrants of SearchMedia International Limited (“SearchMedia International”). SearchMedia International security holders, including certain note holders and warrant holders, received ordinary shares, or securities exercisable or exchangeable for ordinary shares, of the Company. The business combination was accounted for as a reverse recapitalization, whereby SearchMedia International is the continuing entity for financial reporting purposes and is deemed to be the accounting acquirer of SearchMedia Holdings Limited.

Prior to January 1, 2008, SearchMedia International incorporated Jieli Investment Management Consulting (Shanghai) Co., Ltd. (“Jieli Consulting”), which in turn entered into contractual agreements (see “ VIEs Arrangements”) with the owners of Shanghai Jingli Advertising Co., Ltd. (“Jingli”). The arrangement was to facilitate foreign investors to invest in SearchMedia International as the then PRC laws did not allow direct foreign investment or ownership in advertising companies in the PRC. The terms of these agreements resulted in SearchMedia International, through its wholly-owned subsidiary, Jieli Consulting, bearing all the economic risks and receiving all the economic benefits from the businesses and controlling the financing and operating affairs with respect to Jingli’s businesses. In accordance with ASC Topic 810, “Consolidation”, the financial statements of Jingli were consolidated by SearchMedia International in its consolidated financial statements effective from the date SearchMedia International first became the primary beneficiary pursuant to this contractual arrangements.

In 2008, Jingli, the VIE, acquired 100% equity interests of the following subsidiaries. The Company has consolidated the financial results of the VIE and its subsidiaries in the consolidated financial statements since the date of acquisitions.

Name of entity	Place of incorporation
Shanghai Jincheng Advertising Co., Ltd. (“Jincheng”)	PRC
Shaanxi Xinshichuang Advertising Planning Co., Ltd. (“Xinshichuang”)	PRC
Beijing Wanshuizhiyuan Advertising Co., Ltd. (“Wanshuizhiyuan”)	PRC
Shenyang Jingli Advertising Co., Ltd. (“Shenyang Jingli”)	PRC
Qingdao Kaixiang Advertising Co., Ltd. (“Kaixiang”)	PRC
Shanghai Haiya Advertising Co., Ltd. (“Haiya”)	PRC
Tianjin Shengshitongda Advertising Creativity Co., Ltd. (“Shengshitongda”)	PRC
Shanghai Botang Advertising Co., Ltd. (“Botang”)	PRC
Ad-Icon Company Limited (“HK Ad-Icon”)	HKSAR
Changsha Jingli Advertising Co., Ltd. (“Changsha Jingli”)	PRC
Wenzhou Rigao Advertising Co., Ltd. (“Wenzhou Rigao”)	PRC
Wuxi Ruizhong Advertising Co., Ltd. (“Wuxi Ruizhong”)	PRC

On December 11, 2009, HK Ad-Icon established Ad-Icon Advertising (Shanghai) Co., Ltd. (“Ad-Icon Shanghai”), a wholly-owned subsidiary in China, which is permitted to operate advertising businesses in China. In 2010, Ad-Icon Shanghai, acquired 100% of the equity interests in Zhejiang Continental Advertising Co., Ltd. Furthermore, 100% of the equity interests in Botang, Wanshuizhiyuan, Kaixiang, Wuxi Ruizhong and Shenyang Jingli acquired by Jingli have been transferred to Ad-Icon Shanghai during 2010 and 2011.

Effective December 23, 2011, the VIE, Jingli, and its subsidiaries including Jincheng, Xinshichuang, Haiya, Shengshitongda, Changsha Jingli and Wenzhou Rigao have all ceased their respective advertisement business so that the VIE structure is no longer required or in place. The Company terminated the VIEs arrangements and ceased to consolidate the financial results of the VIE and its subsidiaries effective December 23, 2011.

VIEs arrangements (Terminated as of December 23, 2011)

A variable interest entity (“VIE”) is an entity that either (i) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support or (ii) has equity investors who lack the characteristics of a controlling financial interest. A VIE is consolidated by its primary beneficiary. The primary beneficiary has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE.

If the Company determines that it has operating power and the obligation to absorb losses or receive benefits, the Company consolidates the VIE as the primary beneficiary, and if not, does not consolidate. The Company’s involvement constitutes power that is most significant to the entity when it has unconstrained decision-making ability over key operational functions within the entity.

Assets recognized as a result of consolidating VIEs do not represent additional assets that could be used to satisfy claims against the Company’s general assets. Conversely, liabilities recognized as a result of consolidating these VIEs do not claims against the Company’s general assets.

PRC regulations currently prohibit or restrict foreign ownership of media and advertising business with the exception that foreign entities that directly invest in the advertising industry in China are required to have at least three years of direct operations in the advertising industry outside of China pursuant to the Administrative Regulations on Foreign-invested Advertising Enterprises (2004, as amended in 2008). As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Prior to the incorporation of Ad-Icon Shanghai, a WOFE permitted to operate advertising businesses in China, and to comply with PRC laws and regulations, the Company conducts substantially all of its operations through its VIE. The VIE is wholly owned by certain ex-employees of the Company (“nominee shareholders”).

Upon the formation of the VIE, the Company entered into various agreements with the VIE, through which, the Company holds all of the variable interests of the VIE. Details of key agreements with the VIE are as follows:

Loan Agreement. Pursuant to the loan agreement dated September 10, 2007 between Jieli Consulting and the shareholders of Jingli Shanghai, namely Ms. Qinying Liu and Ms. Le Yang, Jieli Consulting granted an interest-free loan to each shareholder. The principal amounts of the loans to Ms. Qinying Liu and Ms. Le Yang were $6.7 million and $4.5 million, respectively, in proportion with their respective original capital contributions to Jingli Shanghai. The term of the loan agreement is 10 years and may be extended for another ten years automatically unless Jieli Consulting terminates the agreement in a written form three months before the expiration date of the agreement. The loan can be repaid only with the proceeds from the transfer of the shareholder’s equity interest in Jingli Shanghai to Jieli Consulting or another person designated by Jieli Consulting at the minimum price permitted by then applicable PRC law. Jieli Consulting may accelerate the loan repayment upon certain events, including if a shareholder dies, loses capacity to act, no longer works for Jingli Shanghai or any affiliate of Jingli Shanghai, or commits a crime, or if Jieli Consulting so informs a shareholder as permitted by then applicable PRC law.

Equity Pledge Agreement. Pursuant to the equity pledge agreement dated September 10, 2007 among Jieli Consulting, Jingli Shanghai, and its shareholders, each shareholder has pledged all of her equity interest in Jingli Shanghai to Jieli Consulting to guarantee the performance of the shareholders’ and Jingli Shanghai’s obligations under the loan agreement, the exclusive call option agreement, and the exclusive technical consulting and service agreement. If Jingli Shanghai or any of its shareholders breaches its respective contractual obligations under these agreements, Jieli Consulting, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interest in Jingli Shanghai without the prior written consent of Jieli Consulting. The equity pledge agreement will expire after Jingli Shanghai and its shareholders fully perform their respective obligations under the loan agreement, the exclusive call option agreement and the exclusive technical consulting and service agreement, each briefly described in this note.

Exclusive Call Option Agreement. Under the exclusive call option agreement dated September 10, 2007 among Jingli Shanghai, its shareholders, and Jieli Consulting, Jingli Shanghai and its shareholders irrevocably granted Jieli Consulting or its designated person an exclusive option to purchase, when and to the extent permitted under then applicable PRC law, all or part of the equity interests in Jingli Shanghai. The exercise price for all of the equity interests of Jingli Shanghai is the minimum price permitted by then applicable PRC law or a higher price determined by Jieli Consulting. Unless this exclusive call option agreement is terminated on an earlier date as agreed upon by the parties to the agreement, the term of the agreement is ten years and may be extended for another ten years automatically unless Jieli Consulting terminates the agreement in writing three months before the expiration date of the agreement. Pursuant to this call option agreement.

•

The shareholders of Jingli Shanghai may not change the articles of association, bylaws, registered capital or shareholding structure of Jingli Shanghai, without the prior written consent of Jieli Consulting;

•	Jingli Shanghai may not acquire or merge with any third parties, or invest in any third parties, without the prior written consent of Jieli Consulting;

•	Jingli Shanghai may not generate, delegate, guarantee for, or allow existing any indebtedness without the prior consent or confirmation of Jieli Consulting, except in the ordinary courses of business;

•

Jingli Shanghai may not enter into any material contracts with the contractual price exceeding RMB1.0 million without the prior written consent of Jieli Consulting, except in the ordinary courses of business;

•	Jingli Shanghai may not grant loans or guaranties to any third parties, without the prior written consent of Jieli Consulting;

•	Jingli Shanghai may not transfer, pledge, have caused any encumbrances, or otherwise dispose of any shares of Jingli Shanghai, without the prior written consent of Jieli Consulting;

•

Jingli Shanghai may not declare or pay any dividends without the prior written consent of Jieli Consulting; upon the request of Jieli Consulting, Jingli Shanghai shall declare and pay all distributable dividends to its shareholders; and

•	The shareholders of Jingli Shanghai may only appoint the persons nominated by Jieli Consulting as directors of Jingli Shanghai, upon request of Jieli Consulting.

•

Power of Attorney. The shareholders of Jingli Shanghai have executed a power of attorney to Mr. Guojun Liang, which irrevocably authorizes Mr. Liang (who is the husband of Ms. Qinying Liu), to vote as such shareholders’ attorney-in-fact on all of the matters of Jingli Shanghai requiring shareholder approval.

•

Exclusive Technical Consulting and Service Agreement. Pursuant to the exclusive technical consulting and service agreement dated September 10, 2007 between Jingli Shanghai and Jieli Consulting, Jieli Consulting has the exclusive and irrevocable right to provide to Jingli Shanghai technical consulting services related to the business operations of Jingli Shanghai. Jingli Shanghai agrees to pay annual technical service fees to Jieli Consulting based on the actual services provided by Jieli Consulting. If Jingli Shanghai does not generate net profits in a fiscal year, Jieli Consulting agrees not to charge services for that year. The term of this agreement is 10 years commencing on September 10, 2007 and may be extended automatically for another 10 years unless Jieli Consulting terminates the agreement by a written notice three months before the expiration date.

The agreements above did not provide substantive kick-out right of the VIE to unilaterally terminate the contracts and the VIE could not force termination by paying a termination fee. The VIE also need to agree to an extension of fixed term. As a result of these agreements, Jieli Consulting exercised effective control over the VIE, received substantially all of the economic benefits and residual interest and absorbs all of the risks and expected losses from the VIE, and had an exclusive call option to purchase all the equity interest in the VIE at a minimal price. Therefore, Jieli Consulting was considered as the primary beneficiary of the VIE and accordingly the financial statements of these VIE were consolidated in the Company’s consolidated financial statements.

The Company believes that Jieli Consulting’s contractual arrangements with the VIE were in compliance with PRC law and were legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

The Company’s ability to control the VIE also depended on the voting power obtained under the power of attorney, described above. Jieli Consulting had the power to vote on all matters requiring shareholder approval in the VIE. As noted above, the Company believed the power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could, among other things:

•	revoke the Company’s business and operating licenses;

•	require the Company to discontinue or restrict operations;

•	restrict the Company’s right to issue the invoice and collect revenues;

•	block the Company’s websites;

•

require the Company to restructure the operations in such a way as to compel the Company to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•	impose additional conditions or requirements with which the Company may not be able to comply; or

•	take other regulatory or enforcement actions against the Company that could be harmful to the Company’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Company’s ability to conduct the Company’s business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE and its subsidiaries or the right to receive its economic benefits, the Company would no longer be able to consolidate the VIE. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, Jieli Consulting, or the VIE.

Effective December 23, 2011, the VIE, Jingli, and its subsidiaries have all ceased their respective advertisement business so that the VIE structure is no longer required or in place (see note 5).

(c) Reclassification

Certain comparative figures have been reclassified to conform to current period’s presentation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Principal Activities And Organization And Summary Of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

(a) Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIE subsidiary for which the Company is the primary beneficiary. Operating results of its VIE subsidiary were excluded from the consolidated financial statements since December 23, 2011 upon termination of the VIE contracts. All significant transactions among the Company, its subsidiaries and its VIE subsidiary have been eliminated upon consolidation.

Accounting Standards Codification (“ASC”) 810 “Consolidation” provides guidance on the identification of and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the contractual arrangements, the Company held all the variable interests of the VIE and had been determined to be the primary beneficiary of the VIEs.

Pursuant to the contractual arrangements with the VIE, the Company had the power to direct activities of the VIE, and had assets transferred out of the VIE primarily in the form of the service fees paid by the VIE. Therefore, the Company believes it has control over the assets of a consolidated VIE to the extent permitted by the applicable PRC law and the contractual arrangements. As the consolidated VIE was incorporated as a limited liability company under the PRC Company Law, creditors of the VIE did not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIE. Currently there was no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIE. As the Company was conducting certain business in the PRC mainly through the VIE, the Company might provide such support on a discretionary basis in the future, which could expose the Company to a loss.

On April 7, 2010, Crystal Liu, one of the equity holders of the VIE, initiated a lawsuit against the Company for an unpaid salary of approximately $150,000. Based on the advice from the Company’s PRC legal counsel, the lawsuit did not impact the validity and performance of any of the agreements entered into between Jieli Consulting and Ms. Liu as the nominee shareholder of Jingli Shanghai. Consequently, it did not impact the Company’s previous or current accounting conclusion on the consolidation of Jingli Shanghai. The labor dispute with Ms. Liu has been settled.

In the opinion of our PRC legal counsel, all current VIE contractual arrangements were valid, binding and enforceable, and would not result in any violation of PRC laws or regulations currently in effect. If any of these business partners or contracting counterparties fails to perform its obligations, the Company may not be able to enforce the relevant agreements if the agreements are ruled in violation of the PRC laws. If the PRC government finds that the agreements that establish the structure for operating our China businesses do not comply with PRC governmental restrictions on foreign investment in the media and market research industries, or if these regulations or the interpretation of existing regulations change in the future, the Company could be subject to severe penalties or be forced to relinquish our interests in those operations, even if the agreements are otherwise legal and valid. These conditions may also result in deconsolidation of the VIE.

Going concern

The Company incurred a net loss of $13,459 during the year ended December 31, 2011. As of December 31, 2011, the Company’s net shareholders’ deficit was $13,453, and its current liabilities exceeded its current assets by $31,043. The Company had cash and cash equivalents of $4,630 as of December 31, 2011. The Company may not have sufficient cash to meet its payment obligations in the next 12 months in which case we may (i) seek additional financing, (ii) dispose of certain assets or (iii) seek to refinance some or all of our debts.

The Company’s ability to continue as a going concern is dependent on many events outside of its direct control, including, among other things, the amount of working capital that the Company has available and the financial performance of both the Company and the acquired companies entitled to receive an earn-out payment. The Company’s inability to generate cash flows to meet its obligations due to the uncertainty of achieving operating profitability on an annual basis and raising required proceeds on reasonable terms, among other factors, raises substantial doubt as to the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The management of the Company has taken a number of actions and will continue to address this situation in order to restore the Company to a sound financial position with an appropriate business strategy going forward. These actions include:

1.	Issued shares to ex-owners of the subsidiaries and reduced $5.2 million earn-out liabilities in October 2011;

2.	Eliminated its VIE structure and the underlying liabilities in December 2011;

3.	Entered into a $3 million convertible note with its major shareholders with a one-year maturity in February 2012;

4.	In April, 2012, the Board of Directors approved and authorized a capped pool of 7 million common shares to be issued to certain ex-owners of the subsidiaries for the purpose of converting and eliminating the outstanding earn-out liabilities;

5.	Divested Zhejiang Continental in May 2012 (see note 21);

6.	Started the process of securing additional funds;

7.	Adopted various cost-saving strategies

Based on the management’s plans, the consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business.

(b) Use of estimates

The preparation of financial statements in accordance with US GAAP requires the Company’s management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include the allowance for doubtful receivables; useful lives and residual values of property and equipment and intangible assets; recoverability of the carrying amount of property and equipment, goodwill and intangible assets; fair values of financial instruments; the fair values of the assets acquired and liabilities assumed upon the consolidation of businesses acquired in 2008 and 2010 respectively; and the assessment of contingent obligations. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from these estimates.

(c) Foreign currency transactions and translation

The Group’s reporting currency is the United States dollars (“US$”). The functional currency of the Company is the US$, whereas the functional currency of the Company’s consolidated subsidiaries and VIEs in the PRC is the Renminbi (“RMB”) and the functional currency of the Company’s subsidiaries in the HKSAR is the Hong Kong Dollars (“HK$”), as the PRC and HKSAR are the primary economic environments in which the respective entities operate. Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign currency. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Transactions denominated in currencies other than the functional currency are translated into the respective functional currency at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in a currency other than the functional currency are translated into the functional currency using the applicable exchange rate at each balance sheet date. The resulting exchange differences are recorded in “foreign currency transaction gain (loss)” in the consolidated statements of operations.

The assets and liabilities of the Company’s consolidated subsidiaries and VIEs are translated into the US$ reporting currency using the exchange rate at each balance sheet date. Revenue and expenses of these entities are translated into US$ at average rates prevailing during the year. Equity accounts are translated at historical exchange rates. Gains and losses resulting from translation of these entities’ financial statements into the US$ reporting currency are recorded as a separate component of “accumulated other comprehensive income” within shareholders’ equity.

(d) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use.

The Group’s cash and bank deposits were held in major financial institutions located in US and PRC, which management believes have high credit ratings. Cash and bank deposit held in PRC as of December 31, 2010 and 2011 were $4,340 and $4,437, respectively. The remaining cash and bank deposits were held in US and HK denominated in USD, amounted to $3,214 and $193 as of December 31, 2010 and 2011, respectively.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash investments. The Company places its temporary cash instruments with well-known financial institutions within the United States and, at times, may maintain balances in excess of the $250 US FDIC Insurance limit. The Company monitors the credit ratings of the financial institutions to mitigate this risk. The Company maintains accounts with well established multi-national banks under a program where the funds are invested with various FDIC insured banks so as not to exceed the insurance limit.

(e) Restricted cash

Restricted cash represents amounts held by a bank as to withdrawal for use under court orders to hold the accounts as escrow. The restriction on cash is expected to be released when the related litigation is closed.

(f) Accounts receivable

Accounts receivable consist of amounts billed but not yet collected and unbilled receivables. Unbilled receivables relate to revenues earned and recognized, but which have not been billed by the Group in accordance with the terms of the advertising service contract. The payment terms of the Group’s service contracts with its customers vary and typically require an initial payment to be billed or paid at the commencement of the service period, progress payments to be billed during the service period, and a final payment to be billed after the completion of the service period. None of the Group’s accounts receivable bear interest. The allowance for doubtful accounts is management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management determines the allowance based on historical write-off experience and reviews of customer-specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

(g) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation or amortization. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ salvage or residual value. The estimated useful lives of property and equipment are as follows:

Leasehold improvements	1 to 3 years
Advertisement display equipment	5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	5 years

When items of property and equipment are retired or otherwise disposed of, loss/income is charged or credited for the difference between the net book value and proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.

(h) Intangible assets

The Group’s intangible assets are amortized on a straight line basis over their respective estimated useful lives, which are the periods over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. The Group’s intangible assets represent customer relationship, lease agreements and non-compete agreements which have estimated useful lives ranging from 0.5 to 4.4 years.

(i) Goodwill

Goodwill and other intangible assets are accounted for in accordance with the provisions of FASB ASC 350 “Intangibles — Goodwill and Other”. The Group accounts for business acquisitions using the acquisition method of accounting. Prior to 2009, goodwill consists of the cost of acquired businesses in excess of the fair value of the net assets acquired. Other intangible assets are separately recognized if the benefit of the intangible asset is obtained through contractual or other legal rights, or if the intangible asset can be sold, transferred, licensed, rented, or exchanged, regardless of an intent to do so.

Beginning on January 1, 2009, goodwill is measured as the excess of a over b below:

a. The aggregate of the following:

1. The consideration transferred measured in accordance ASC 805, which generally requires acquisition-date fair value.

2. The fair value of any noncontrolling interest in the acquiree.

3. In a business combination achieved in stages, the acquisition-date fair value of the acquirer’s previously held equity interest in the acquiree.

b. The net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed measured in accordance with ASC 805.

Under FASB ASC 350, goodwill, including any goodwill included in the carrying value of investments accounted for using the equity method of accounting, and certain other intangible assets deemed to have indefinite useful lives, are not amortized.

(j) Impairment of long-lived assets

The Group tests goodwill for possible impairment in the fourth quarter of each year or when circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Circumstances that could trigger an impairment test between annual tests include, but are not limited to:

•	a significant adverse change in the business climate or legal factors;

•	an adverse action or assessment by a regulator;

•	unanticipated competition;

•	loss of key personnel;

•	the likelihood that a reporting unit or a significant portion of a reporting unit will be sold or disposed of;

•	a change in reportable segments; and/or results of testing for recoverability of a significant asset group within a reporting unit.

The Group utilizes a two-step method to perform a goodwill impairment review. In the first step, we determine the fair value of the reporting unit using expected future discounted cash flows and estimated terminal values. If the net book value of the reporting unit exceeds the fair value, we would then perform the second step of the impairment test which requires allocation of the reporting unit’s fair value of all of its assets and liabilities in a manner similar to a purchase price allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

Application of goodwill impairment test requires judgment, including the identification of reporting units, assigning assets and liabilities to the reporting units, assigning goodwill to reporting units and estimating the fair value of each reporting unit. Changes in these estimates and assumptions could materially affect the determination of fair value of each reporting unit which could trigger impairment.

In calculating the future cash flows, certain assumptions are required to be made in respect of highly uncertain matters such as revenue growth rates, gross margin percentages and terminal growth rates. We may incur additional goodwill impairment charges in the future although we cannot predict whether this will occur.

Indefinite-lived intangible assets are assessed for impairment at least annually based on comparisons of their respective fair values to their carrying values. Finite-lived intangible assets are amortized over their respective useful lives and, along with other long-lived assets, are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360-10-15, “Impairment or Disposal of Long-Lived Assets”.

In evaluating long-lived assets for recoverability, including finite-lived intangibles and property and equipment, the Group uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell.

Asset recoverability is an area involving management judgment, requiring assessment as to whether the carrying value of assets can be supported by the undiscounted future cash flows. In calculating the future cash flows, certain assumptions are required to be made in respect of highly uncertain matters such as revenue growth rates, gross margin percentages and terminal growth rates.

No impairment loss once recognized is subsequently reversed even if facts and circumstances indicate recovery.

(k) Fair Value of Financial Instruments

FASB ASC 820 “Fair Value Measurements and Disclosures” establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

•	Level 1 — defined as observable inputs such as quoted prices in active markets;

•	Level 2 — defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•	Level 3 — defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The fair value of the Group’s financial assets and liabilities approximate their carrying amount because of the short-term maturity of these instruments. The Group’s options and acquisition consideration payable fall into Level 3 and there were no transfers in or out of Level 3 during the years presented.

(l) Revenue recognition

The Group recognizes advertising service revenue on a straight-line basis over the period in which the customer advertisement is to be displayed, which typically ranges from 1 month to 2 years, starting from the date the Group first displays the advertisement. Written contracts are entered into between the Group and its customers to specify the price, the period and the location at which the advertisement is to be displayed. Revenue is only recognized if the collectability of the advertising service fee is probable.

The Group generates advertising service revenues from the sales of frame space on the poster frame network and advertising time slots on traditional billboard networks. In the majority of advertising arrangements, the Group acts as a principal in the transaction and records advertising revenues on a gross basis. The associated expenses are recorded as cost of revenues. In some instances the Group is considered an agent and recognizes revenue on a net basis.

Customer payments received in excess of the amount of revenue recognized are recorded as deferred revenue in the consolidated balance sheet, and are recognized as revenue when the advertising services are rendered.

(m) Cost of revenues

Cost of revenues consists primarily of operating lease cost of advertising space for displaying advertisements, depreciation of advertising display equipment, amortization of intangible assets relating to lease agreements and direct staff and material costs associated with production and installation of advertising content.

(n) Operating leases

The Group leases advertising space, including billboards and poster frames, and office premises under non-cancellable operating leases. Minimum lease payments are expensed on a straight-line basis over the lease term. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligation at the end of the lease.

(o) Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs, mainly sales commission, included in sales and marketing expenses amounted to $1,135, $1,834 and $3,852 for the years ended December 31, 2009, 2010 and 2011, respectively.

(p) Retirement and other post-retirement benefits

Pursuant to relevant PRC regulations, the Company’s consolidated subsidiaries in the PRC are required to make contributions to various defined contribution retirement plans organized by the PRC government. The contributions are made for each qualifying PRC employee at rates ranging from 18% to 20% on a standard salary base as determined by the PRC governmental authority. Contributions to the defined contribution plans are charged to the consolidated statements of income as the related employee service is provided.

The Company’s subsidiaries in the HKSAR operate a Mandatory Provident Fund Scheme (“the MPF scheme”) under the Hong Kong Mandatory Provident Fund Schemes Ordinance for employees employed under the jurisdiction of the Hong Kong Employment Ordinance. The MPF scheme is a defined contribution retirement scheme administered by independent trustees. Under the MPF scheme, the employer is required to make contributions to the scheme at 5% of the employees’ relevant income, subject to an upper limit. Contributions to the scheme vest immediately.

The Group has no other obligation for the payment of employee benefits associated with these retirement plans beyond the contributions described above.

(q) Share-based payments

The Group accounts for share-based payments in accordance with ASC Topic 718, “Compensation—Stock Compensation”. Under ASC 718, the Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. For awards with performance conditions, the compensation expense is based on the grant-date fair value of the award, the number of shares ultimately expected to vest and the vesting period.

(r) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or laws is recognized in income in the period that the change in tax rates or laws is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group applies ASC Topic 740 “Income Taxes”. ASC 740 clarifies the accounting for uncertain tax positions. This interpretation requires that an entity recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to uncertain tax positions, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the consolidated statements of operations.

(s) Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing income/(loss) attributable to common shares shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on loss per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive. The Group incurred net loss for the three years ended December 2009, 2010 and 2011, no diluted earnings (loss) is presented.

(t) Segment reporting

The Group has one operating segment as defined by ASC Topic 280, “Segment Reporting”. For the three years ended December 31, 2009, 2010 and 2011, the Group’s advertising service revenues generated from customers outside the PRC is less than 10% of the Group’s total consolidated revenues and the Group’s total long-lived tangible assets located outside the PRC is less than 10% of the Group’s total consolidated long-lived tangible assets. Consequently no geographic information is presented.

(u) Significant concentrations and risks

No single group or customer contributed more than 10% of the Company’s revenue for the years ended December 31, 2009, 2010 and 2011.

No single group or supplier contributed more than 10% of the Company’s cost of revenue for the years ended December 31, 2009, 2010 and 2011.

An advertising agency customer accounted for 11% of the Company’s accounts receivable as of December 31, 2011. No advertising agency customer or individual customer accounted for more than 10% of accounts receivable as of December 31, 2010.

(v) Recently issued accounting standards

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended the FASB Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures to converge the fair value measurement guidance in US GAAP and International Financial Reporting Standards (“IFRSs”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Group does not expect that ASU 2011-04 will have a significant impact on its consolidated results of operations or financial position.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the effective date of the changes in ASI 2011-05 that relate to the presentation of reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU’s do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 and ASU 2011-12 are both effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The Group will be required to adopt ASU 2011-05 and ASU 2011-12 no later than the quarter beginning January 1, 2012. As the ASUs require additional presentation only, there will be no impact to the Group’s consolidated results of operations or financial position.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 gives an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Previous guidance required an entity to test goodwill for impairment by first comparing the fair value of a reporting unit with its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group will be required to adopt ASU 2011-08 as of January 1, 2012 and does not expect that ASU 2011-08 will have a significant impact on its consolidated results of operations or financial position.

Loss per share	12 Months Ended
Dec. 31, 2011
Loss per share [Abstract]
Loss per share

3. Loss per share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the three years ended December 31, 2009, 2010 and 2011. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock or conversion of notes into shares of the Company’s common stock that could increase the number of shares outstanding and lower the earnings per share of the Company’s common stock. This calculation is not done for years in which a net loss was incurred as this would be antidilutive. The information related to basic and diluted earnings per share is as follows:

	2009	2010	2011
Numerator:
Net Loss	$(22,649)	$(46,639)	$(13,459)
Denominator:
Weighted average shares outstanding — Basic and diluted	5,100,465	20,796,789	20,994,015
Loss per share — Basic and diluted (In US$)	$(4.44)	$(2.24)	$(0.64)

As of December 31, 2011, there were a total of 1,019,333 stock options and 13,607,441 warrants that would have been included in the computation of diluted earnings per share that could potentially dilute basic earnings per share in the future.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions And Acquisition Consideration Payable [Abstract]
Acquisitions

4. Acquisitions

I. 2010 acquisition

a.	Initial recognition of contingent acquisition consideration

On May 31, 2010, the Group acquired 100% of the equity interest in Zhejiang Continental initially valued at $19,698, including an initial cash consideration of $73 and $19,625 of contingent consideration, which represents the lesser of the maximum amount of contingent consideration and the amount of goodwill, was recognized as of the date of acquisition.

The following table summarizes the fair values of the assets acquired and liabilities assumed on the date of acquisition of Zhejiang Continental by the Group.

Assets acquired:
Cash	$302
Accounts receivable	1,706
Prepaid expenses and other current assets	453
Property and equipment	21
Intangible assets	$4,282

Total	$6,764

Liabilities assumed:
Accounts payable	(143)
Accrued expenses and other payables	(823)
Amounts due to related parties	(2,412)
Income taxes payable	(423)
Deferred tax liability	(1,070)

Total	$(4,871)

Goodwill	$17,805
Total consideration	$19,698

		Amortization Period
		(Years)
Intangible assets comprised of:
Customer relationship	$1,067	3.4
Lease agreements	2,749	4.4
Non-compete agreement	462	3.4
Assembled workforce	4	N/A

Total	$4,282

In addition to the initial consideration, the equity owners of Zhejiang Continental are entitled to subsequent consideration, including cash and ordinary shares of the Company on a predetermined earn-out formula applied to audited operating results through December 31, 2010 (“2010 earn-out”) and through December 31, 2011 (“2011 earn-out”). The 2010 earn-out is payable in cash based on a multiple of 3.5 of the full year audited operating results from 2010. The 2011 earn-out is payable in ordinary shares of the Company based on a multiple of 3.3 of the full year audited operating results for 2011. The multiples of 2010 and 2011 earn-out can be reduced to 3.0 if the audited operating results were less than certain amounts. Both 2010 and 2011 earn-out are subject to a maximum amount of $10,665 and $10,681, respectively.

The contingent purchase price consideration is payable when each individual 12-month period during the earn-out period is completed and the operational results were agreed to and confirmed. The 2010 earn-out is payable in cash and the 2011 earn-out is payable in ordinary shares of the Company at market price. At the acquisition date, the contingent consideration was recognized at fair value based on historical and forecast operational results agreed to and confirmed by the Group and goodwill was recognized in accordance with ASC Topic 805-20.

The accompanying consolidated financial statements include the assets and liabilities of Zhejiang Continental as of December 31, 2010 and 2011 and the operating results for the period from May 31, 2010 (date of acquisition by the Group) to December 31, 2010 and for the year ended December 31, 2011.

b.	Change of fair value of contingent acquisition payable

As at December 31, 2011, the contingent consideration of Zhejiang Continental was resolved and there was a reduction of total consideration compared to the initial estimated contingent purchase price. An adjustment to contingent consideration of $10,681 was recognized to the income statements in accordance with ASC Topic 805-30-35.

c.	Subsequent disposal of Zhejiang Continental

On May 2, 2012, the Company divested 100% equity interests in Zhejiang Continental back to its original selling shareholders (see note 21). As a result of the decline in performance of Zhejiang Continental, goodwill and intangible assets of Zhejiang Continental, amounting to $18,816 and $2,723 respectively were fully impaired at December 31, 2011 (see note 9).

Below is the reconciliation of acquisition consideration payable and goodwill from date of acquisition to December 31, 2011:

Acquisition consideration payable:
Balance as at date of acquisition	19,698
Consideration paid in 2010	(2,340)
Translation adjustment	610

Balance as at December 31, 2010	17,968
Change of fair value of contingent consideration payable	(10,681)
Translation adjustment	918

Balance as at December 31, 2011	$8,205

Goodwill:
Balance as at date of acquisition	$17,805
Translation adjustment	553

Balance as at December 31, 2010	18,358
Impairment of goodwill	(18,816)
Translation adjustment	458

Balance as at December 31, 2011	$—

Termination of the VIE contractual agreements	12 Months Ended
Dec. 31, 2011
Termination of the VIE contractual agreements [Abstract]
Termination of the VIE contractual agreements

5. Termination of the VIE contractual agreements

On December 23, 2011, the Company terminated the contractual arrangement with the VIE, Jingli, so that the VIE structure was no longer in place. The Company ceased to consolidate the financial results of the VIE and its subsidiaries including Jincheng, Xinshichuang, Haiya, Shengshitongda, Changsha Jingli and Wenzhou Rigao upon termination of the contractual agreements. A gain of $9,551 on such termination was recognized to income statement in accordance with ASC 845-10-30-1.

The carrying amounts of the major classes of assets and liabilities of the VIE and its subsidiaries at December 23, 2011 were as follows:

Assets:
Cash	$120
Accounts receivable	1,319
Prepaid expenses and other current assets	890
Property and equipment	204
Deferred tax assets	$147

Total	$2,680

Liabilities:
Accounts payable	4,841
Accrued expenses and other payables	7,351
Amounts due to related parties	336
Income taxes payable	1,032
Short-term bank loans	1,381

Total	$14,941

Goodwill	$2,710
Net liabilities	$9,551

Revenue and net income of the VIE and its subsidiaries from January 1, 2011 through December 23, 2011 were:

Advertising service revenue	$530

Loss from operations	(618)

Net loss	(883)

The Company did not classify the termination of the VIE as discontinued operations because the Group expects to continue to generate revenues from the sales of similar services to specific customers of the disposed component. As a result of the migration of customers, continuing cash flows are being generated by the Group from transactions with customers of the disposed component.

The following unaudited pro forma information summarizes the effect of the termination, as if the termination of the VIE had occurred as of January 1, 2009. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Company terminated the VIE on January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	2009	2010	2011
	(Unaudited)	(Unaudited)	(Unaudited)
Advertising service revenues	$30,165	$44,318	$55,041
Loss from operations	(11,127)	(39,234)	(12,620)
Net loss	(8,728)	(40,620)	(12,576)

Accounts receivable, net	12 Months Ended
Dec. 31, 2011
Accounts receivable, net [Abstract]
Accounts receivable, net

6. Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31,
	2010	2011
Accounts receivable	$21,259	$20,366
Less allowance for doubtful accounts	(3,194)	(4,544)

Accounts receivable, net	$18,065	$15,822

As of December 31, 2010 and 2011, the Group’s accounts receivable includes amounts earned and recognized as revenues of $6,105 and $2,133, respectively but not yet billed (unbilled receivables). Management expects all unbilled receivables to be billed and collected within 12 months of the balance sheet date.

The following table presents the movement of the allowance for doubtful accounts:

	As of December 31,
	2010	2011
Beginning allowance for doubtful accounts	$2,325	$3,194
Effect of foreign currency translation	89	216
Additions charged to bad debt expense	1,171	2,073
Recoveries	(391)	—
Termination of the VIEs	—	(939)

Ending allowance for doubtful accounts	$3,194	$4,544

Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2011
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets

7. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2010	2011
Prepaid rent	$5,651	$5,001
Other prepaid expenses	82	8
Rental deposits and other receivables	2,607	4,453

Total prepaid expenses and other current assets	$8,340	$9,462

Bad debt expense was $1,006 and $832 for the year ended December 31, 2010 and 2011.

Property and equipment, net	12 Months Ended
Dec. 31, 2011
Property and equipment, net [Abstract]
Property and equipment, net

8. Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31,
	2010	2011
Leasehold improvements	$114	$25
Advertising display equipment	1,378	1,156
Furniture, fixtures and office equipment	793	510
Motor vehicles	30	32

Total cost of property and equipment	2,315	1,723
Less: accumulated depreciation and amortization	(1,182)	(1,090)

Property and equipment, net	$1,133	$633

Depreciation of property and equipment were allocated to the following categories of cost and expenses:

	Years Ended December 31,
	2009	2010	2011
Cost of revenues	$233	$232	$244
Selling and marketing expenses	—	33	27
General and administrative expenses	166	139	114

Total depreciation and amortization	$399	$404	$385

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets [Abstract]
Goodwill and other intangible assets

9. Goodwill and other intangible assets

The changes in carrying amount of goodwill for the years ended December 31, 2010 and 2011 are as follows:

		Wanshui	Shenyang		Shengshi		Wenzhou	Wuxi	HK	Zhejiang
	Kaixiang	zhiyuan	Jingli	Haiya	tongda	Botang	Rigao	Ruizhong	Ad-Icon	Continental	Total
Balance as of January 1, 2010	$12,316	$5,619	$2,313	$3,858	$116	$14,117	$4,904	$1,354	$1,294	$—	$45,891
Goodwill acquired during the year	—	—	—	—	—	—	—	—	—	17,805	17,805
Goodwill recorded as a result of contingent consideration resolved under ASC Topic 805-20	2,309	225	3,205	1,755	(21)	6,442	2,806	2,958	897	—	20,576
Impairment of goodwill	(10,230)	(2,674)	(3,832)	(5,608)	(97)	(8,864)	(5,169)	(1,286)	(1,651)	—	(39,411)
Translation adjustment	154	114	(14)	(5)	2	241	38	14	(3)	553	1,094
Balance as of December 31, 2010	$4,549	$3,284	$1,672	$—	$—	$11,936	$2,579	$3,040	$537	$18,358	$45,955
Goodwill acquired during the year	—	—	—	—	—	—	—	—	—	—	—
Deconsolidation of VIE	—	—	—	—	—	—	(2,710)	—	—	—	(2,710)
Impairment of goodwill	(1,460)	(1,044)	(1,714)	—	—	(4,798)	—	(95)	—	(18,816)	(27,927)
Translation adjustment	195	142	42	—	—	487	131	152	1	458	1,608
Balance as of December 31, 2011	$3,284	$2,382	$—	$—	$—	$7,625	$—	$3,097	$538	$—	$16,926

The gross amount and accumulated impairment losses of goodwill as of December 31, 2010 and 2011 are as follows:

		Wanshui	Shenyang		Shengshi		Wenzhou	Wuxi	HK	Zhejiang
	Kaixiang	zhiyuan	Jingli	Haiya	tongda	Botang	Rigao	Ruizhong	Ad-Icon	Continental	Total
Goodwill, gross	$15,007	$10,168	$15,862	$7,929	$99	$30,877	$7,862	$4,354	$2,187	$18,358	$112,703
Accumulated impairment losses	(10,458)	(6,884)	(14,190)	(7,929)	(99)	(18,941)	(5,283)	(1,314)	(1,650)	—	(66,748)
Balance as of December 31, 2010	$4,549	$3,284	$1,672	$—	$—	$11,936	$2,579	$3,040	$537	$18,358	$45,955
Goodwill, gross	$15,774	$10,688	$16,672	$8,334	$104	$32,454	$8,264	$4,576	$2,190	$19,295	$118,351
Accumulated impairment losses	(12,490)	(8,306)	(16,672)	(8,334)	(104)	(24,829)	(8,264)	(1,479)	(1,652)	(19,295)	(101,425)
Balance as of December 31, 2011	$3,284	$2,382	$—	$—	$—	$7,625	$—	$3,097	$538	$—	$16,926

Accumulated impairment losses include current year impairment loss charged to Statement of Operations and translation differences of Goodwill at different years end closing rate.

Goodwill impairment

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when circumstances change that would more likely than not that the carrying amount of goodwill may be impaired. As a result of impairment tests, the Group recorded a goodwill impairment loss of $15,749, $39,411 and $27,927 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group applied the income approach to estimate the fair value of its reporting units for goodwill impairment tests. The key assumptions used in this approach, which requires significant management judgment, include business assumptions, growth rate, terminal value, discount rate, and tax amortization benefit. Under this approach, the free cash flow to the Company was first estimated and then the after tax weighted average cost of capital (“WACC”) was used to discount the cash flow to calculate the estimated value. To select the appropriate discount rate, the Company used both the CAPM model and the build up method and then using the weighted average by capital amount weighting. The Company then selected the average of both methods to estimate the WACC to arrive at the concluded discount rate of 20.0%, 21.5% and 18.0% as of December 31, 2009, 2010 and 2011 respectively.

Our goodwill primarily arises from the initial consideration paid and subsequent settlement of contingent consideration of our business acquisitions. Before the issuance of ASC Topic 805-20, the contingent purchase price consideration for each entity is payable when each individual 12-month period during the earn-out period is completed and the operational results were agreed and confirmed. As such, the purchase price allocation cannot be completed until the contingencies are resolved in accordance with SFAS No. 141. Therefore, the contingent consideration was not determinable beyond a reasonable doubt for the 2008 acquisitions, and no goodwill was recognized due to the contingent nature of the consideration. Based on the Group’s audited operating results through December 31, 2009 and the amended acquisition agreements during December 31, 2010, the Company recorded additional consideration payable which resulted in additional goodwill in 2010.

In April 2009, the FASB issued Staff Position No. FSP FAS 141(R)-1,”Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies” (“ASC Topic 805-20”). This updated guidance amended the accounting treatment for assets and liabilities arising from contingencies in a business combination and requires that pre-acquisition contingencies be recognized at fair value, if fair value can be reasonably determined. If fair value cannot be reasonably determined, measurement should be based on the best estimate in accordance with SFAS No. 5, “Accounting for Contingencies” (“ASC Topic 450”).

The Group performed its annual impairment test at the end of the year, which indicated that the carrying amount exceeded the fair value by a significant margin. The impairment test resulted in an additional goodwill impairment loss in 2010 and 2011, as the valuation analysis indicated that the fair values of the reporting units were less than the carrying value. The Group recognized significant goodwill impairment on the acquired companies right after the Company recorded additional contingent consideration due to:

1.	Decline in performance of Zhejiang Continental, which results in goodwill impairment of $18,816 for the year ended December 31, 2011;

2.	The implied fair value of the goodwill was lower than the carrying value when the Company considered cash flow stream in the goodwill impairment test;

3.	The discount rate used in the valuation model during the impairment test is higher than the discount rate used in the purchase price allocation due to higher risk associates with advertising industry in recent years;

4.	For the acquisitions occurred in 2008, the Company accounted for the acquisition under FAS 141 and record goodwill when the contingent consideration is realized. As a result, the Company recorded the 2009 earn-out payment only when the contingency was realized in 2010. As at the year ended December 31, 2010 and 2011, the Company performed the goodwill impairment test based on the actual net income which is significantly lower than the 2008 and 2009 net income. Accordingly, the Company revised the future projection of its subsidiaries due to:

•	the acquisitions took place before the financial crisis in 2008. The overall business dropped significantly due to the economic downturn;

•	the ex-owners had less incentive to expand the business after the earn-out period;

•	the synergy of consolidating and integrating multiple acquired businesses is lower than what we expected.

Intangible assets other than goodwill consist of the following:

	Weighted average amortization period	As of December 31,
		2010	2011
Gross amount
Customer relationship	0.5-3.4 years	$3,511	$3,533
Lease agreements	1-4.4 years	7,831	6,696
Non-compete agreements	3.4 years	480	505

		11,822	10,734

Accumulated amortization
Customer relationship		(2,584)	(2,915)
Lease agreements		(4,242)	(4,789)
Non-compete agreements		(86)	(237)

		(6,912)	(7,941)

Accumulated impairment
Customer relationship		(16)	(618)
Lease agreements		(940)	(1,907)
Non-compete agreements		—	(268)

		(956)	(2,793)

Net intangible assets
Customer relationship		911	—
Lease agreements		2,649	—
Non-compete agreements		394	—

		$3,954	$—

For year ended December 31, 2011, the Group recorded an impairment loss on its intangible assets in the amount of $2,723 associated with Zhejiang Continental mainly due to the decline in business performance. There was no impairment loss for the years ended December 31, 2009 and 2010.

Amortization of intangible assets was allocated to the following categories of cost and expenses:

	Years Ended December 31,
	2009	2010	2011
Cost of revenues	$1,379	$1,273	$854
Sales and marketing expenses	636	464	475

Total amortization expenses	$2,015	$1,737	$1,329

There is no future expected amortization of intangible assets as of December 31, 2011, since all of the intangible assets were fully amortized or impaired.

Acquisition Consideration Payable	12 Months Ended
Dec. 31, 2011
Acquisitions And Acquisition Consideration Payable [Abstract]
Acquisition consideration payable

10. Acquisition consideration payable

During the year ended December 31, 2008 and 2010, the Group acquired the respective advertising businesses of Jincheng, Xinshichuang, Kaixiang, Wanshuizhiyuan, Shenyang Jingli, Botang, HK Ad-icon, Shengshitongda, Wenzhou Rigao, Wuxi Ruizhong and Zhejiang Continental (“acquired entities”). These acquisitions were unrelated to each other.

Pursuant to a series of acquisition agreements signed with each of the acquired entities’ former equity owners, which we refer to as the “ex-owners”, in 2008 and 2010 (“original acquisition agreements”), the purchase consideration for each acquisition is contingent based on the operational results agreed and confirmed by the Group and each of the acquired entities’ ex-owners in a 2-year earn-out period following respective acquisition dates (“earn-out period”).

The table below summarizes the contingent consideration associated with the Company’s 2008 and 2010 acquisitions:

	Total contingent consideration and paid up to December 31, 2010 and consideration payable as of December 31, 2010
Acquired Entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Consideration payable	Payable in cash	Payable in stock
Xinshichuang	$1,132	$981	$—	$151	$151	$—
Jincheng	1,058	997	—	61	61	—
Kaixiang	15,396	7,423	—	7,973	3,953	4,020
Wanshuizhiyuan	10,554	8,996	—	1,558	—	1,558
Shenyang Jingli	17,222	15,853	—	1,369	—	1,369
Haiya	8,537	5,662	—	2,875	1,120	1,755
Botang	33,304	32,302	—	1,002	—	1,002
HK Ad-icon	2,407	1,545	—	862	593	269
Shengshitongda	121	121	—	—	—	—
Wenzhou Rigao	7,953	4,527	—	3,426	2,014	1,412
Wuxi Ruizhong	4,542	2,593	—	1,949	1,268	681
Zhejiang Continental	20,309	2,340	—	17,969	7,807	10,162
Total	$122,535	$83,340	$—	$39,195	$16,967	$22,228

	Total contingent consideration and paid up to December 31, 2011 and consideration payable as of December 31, 2011
Acquired Entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Consideration payable	Payable in cash	Payable in stock
Kaixiang	$16,183	$7,802	$4,225	$4,156	$4,156	$—
Wanshuizhiyuan	11,093	9,890	—	1,203	—	1,203
Shenyang Jingli	18,101	16,663	—	1,438	—	1,438
Haiya	8,973	5,951	—	3,022	1,178	1,844
Botang	35,005	34,556	—	449	—	449
HK Ad-icon	2,410	1,547	269	594	594	—
Wenzhou Rigao	8,359	4,759	—	3,600	2,116	1,484
Wuxi Ruizhong	4,774	3,487	716	571	571	—
Zhejiang Continental	10,665	2,460	—	8,205	8,205	—

Total	$115,563	$87,115	$5,210	$23,238	$16,820	$6,418

During 2011, 750,380 shares of the Company were issued to ex-owner of Kaixiang, Wuxi Ruizhong and HK Ad-icon to settle consideration payable in stock of $5,210. A gain of $4,340 was recognized to the income statement due to issuance of the Company’s shares at the market price lower than the price initially agreed at acquisition.

For subsequent changes to consideration payable, please refer to note 21.

Accrued expenses and other payables	12 Months Ended
Dec. 31, 2011
Accrued expenses and other payables [Abstract]
Accrued expenses and other payables

11. Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

	As of December 31,
	2010	2011
Accrued payroll and staff benefits	$1,926	$666
Accrued professional fee	1,044	1,638
Business tax and surcharges payable	9,076	9,253
Contingent liabilities (Note 20(c))	2,602	360
Accrued liabilities for abandonment of lease	1,900	—
Other accrued liabilities	1,383	2,035

Total accrued expenses and other payables	$17,931	$13,952

Short-term borrowings	12 Months Ended
Dec. 31, 2011
Short-term borrowings [Abstract]
Short-term borrowings

12. Short-term borrowings

Balances as of December 31, 2010

The Group’s short term borrowing of $729 as of December 31, 2010 represents two short-term bank loans of $559 and $170. The short-term loan of $559 bears interest at 6% per annum and matured on April 13, 2011. The loan of $170 bears interest at 14.23% per annum and matured on September 21, 2011. Total interest expense for the two short-term bank loans is $45 for the year ended December 31, 2010.

Balances as of December 31, 2011

The balance is zero as of December 31, 2011 due to deconsolidation of the VIE. Interest expenses for 2011 is $89.

Common shares and warrants	12 Months Ended
Dec. 31, 2011
Common shares and warrants [Abstract]
Common shares and warrants

13. Common shares and warrants

Common shares

As of December 31, 2010 and 2011, the number of issued and outstanding common shares was 20,858,661 and 21,687,497, respectively. During 2011, 750,380 shares were issued to ex-owner of the acquired subsidiaries to offset earn-out liabilities of $5.2 million. The Company also issued 78,456 shares to employee upon exercise of their options and received $2.

Warrants

SearchMedia has a total of 13,400,000 warrants outstanding prior to the business reverse acquisition. Each warrant entitles the registered holder to purchase one share of the Company’s common stock at a price of $6.00 to $8.00 per share at any time commencing on the completion of a business combination. The warrants have a four years term and was supposed to expire in November 2011. On April 13, 2011, the Board of Directors of the Company approved an extension of the expiration date of its publicly held warrants with an exercise price of $6.00 from November 19, 2011 to November 19, 2012. All other provisions of the warrants remain the same.

Upon completion of the business reverse acquisition, which was October 30, 2009, the Company has 15,347,401 warrants outstanding, which includes 1,519,182 warrants issued to the SearchMedia International shareholders or warrantholders in the business reverse acquisition and 428,219 warrants issued to the note holder.

Each warrant issued to a SearchMedia International shareholder or warrant holder in the business reverse acquisition and note holder entitles the registered holder to purchase one share of SearchMedia Holding’s common stock at a price ranging from $0.0001 to $8.14 per share, subject to adjustment, at any time. The exercise price and number of ordinary shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their respective exercise prices. The warrants will expire three years from the date of issuance of such warrant.

In January 2010, the Company repurchased in aggregate 1,738,500 warrants in the open market for a total consideration of $3,809 under a Board authorized plan. During 2010, 1,460 warrants were exercised and the Company received net proceeds of $9. There were no warrants exercised during 2011. As of December 31, 2010 and 2011, there were 13,607,441 warrants for the common stock outstanding.

Share-based payments	12 Months Ended
Dec. 31, 2011
Share-based payments [Abstract]
Share-based payments

14. Share-based payments

Effective on January 1, 2008, the board of directors and shareholders of the SearchMedia International approved and adopted the 2008 Share Inventive Plan (the “Share Incentive Plan”) which provides for the granting of up to 1,796,492 share options and restricted share units to the eligible employees to subscribe for ordinary shares of SearchMedia International. The granted stock options and restricted share units were subsequently converted into SearchMedia Holdings’ stock options and restricted shares on October 30, 2009 pursuant to the Share Exchange Agreements.

In August 2010, the Board approved an increase of the number of authorized shares to be awarded under the Share Incentive Plan from 1,796,492 to 3,000,000 shares which may be granted to designated employees, directors and consultants of the Company.

(a) Share options

Details of stock options activity during the years ended December 31, 2009, 2010 and 2011 was as follows:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate fair value
Balance as of January 1, 2009	8,840,000	$0.79		$432
Granted	1,650,000	0.53		33
Forfeited	(4,215,000)	0.69		(149)

Balance as of October 30, 2009	6,275,000
Converted into IDI options	423,797	3.19		1,253

Balance as of December 31, 2009	423,797	3.19		1,253

Granted	770,000	5.47		1,924
Exercised	(86,673)	0.01		(345)
Forfeited	(102,263)	2.69		(316)

Balance as of December 31, 2010	1,004,861	2.13		1,253

Granted	120,000	1.74		123
Exercised	(77,387)	0.01		(307)
Forfeited	(28,141)	3.81		(78)

Balance as of December 31, 2011	1,019,333	5.32	8.0 years	1,880

Options exercisable at December 31, 2011	530,077	5.56	7.6 years

The Company determined the estimated grant-date fair value of share options based on the Binomial Tree option-pricing model using the following assumptions:

	2009	2010	2011
Risk-free rate of return	3.43%	2.744%-4.142%	2.35%
Weighted average expected option life	10 years	10 years	10 years
Expected volatility rate	40.30%	64.00%	102.20%
Dividend yield	0%	0%	0%

The expected volatility in the table above was based on the actual volatility of the Company’s ordinary shares.

Because the Company’s share options have certain characteristics that are significantly different from traded options, and because changes in the subjective assumptions can materially affect the estimated value, in management’s opinion, the existing valuation model may not provide an accurate measure of the fair value of the Company’s share options. Although the fair value of share options is determined in accordance with ASC Topic 718, “Compensation—Stock Compensation”, using an option-pricing model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.

The Company has accounted for these options in accordance with ASC Topic 718, “Compensation—Stock Compensation”, by measuring compensation cost based on the grant-date fair value and recognizing the cost over the period during which an employee is required to provide service in exchange for the award.

During first quarter of 2010, 545,000 options, at exercise prices ranging from $6.05 to $7.4, to purchase common shares of the Company were granted to senior executives of the Company with the options vesting one-third annually over a three year period. A total of 225,000 options, at exercise price of $7.14, were also granted to Board members with vesting one year from the date of grant. The fair value of these options at grant date was $1,924.

On August 20, 2010, one of the senior executives of the Company agreed to cancel 225,000 options granted in the first quarter of 2010 and, upon cancellation, the senior executive was issued an option to purchase 225,000 shares of common stock at exercise price of $2.62, which vest one-third annually on the anniversary of the date of grant. The fair value of these options at grant date was $216.

On September 1, 2011, 120,000 options, at exercise prices at $1.74, to purchase common shares of the Company were granted to a senior executive of the Company with the options vesting half annually over a two year period. The fair value of these options at grant date was $123.

The amount of compensation cost recognized for these share options was $724 for the year ended December 31, 2009, of which $83 and $641 was allocated to sales and marketing expenses and general and administrative expenses, respectively. As of December 31, 2009, unrecognized share-based compensation cost in respect of granted share options amounted to US$388.

The amount of compensation cost recognized for these share options was $1,680 for the year ended December 31, 2010, of which $291 and $1,389 was allocated to sales and marketing expenses and general and administrative expenses, respectively. As of December 31, 2010, unrecognized share-based compensation cost in respect of granted share options amounted to $906.

The amount of compensation cost recognized for these share options was $662 for the year ended December 31, 2011, of which $123 and $539 was allocated to sales and marketing expenses and general and administrative expenses, respectively. As of December 31, 2011, unrecognized share-based compensation cost in respect of granted share options amounted to $308.

(b) Restricted share

Details of restricted share activity during the years ended December 31, 2009, 2010 and 2011 were as follows:

	Number of restricted share Granted	Grant-date fair value	Weighted average remaining contractual term
Balance as of January 1, 2009	3,867,000
Granted	3,000,000	$297
Forfeitures	—

Balance as of October 30, 2009	6,867,000

Converted into IDI restricted shares	463,779	1,572

Balance as of December 31, 2009	463,779

Granted	100,000	605
Exercised	(5,910)
Forfeitures	(204,604)

Balance as of December 31, 2010	353,265

Granted	—	—
Exercised	(1,069)
Forfeitures	(4,334)

Balance as of December 31, 2011	347,862		7.6 years

Units vested as of December 31, 2011	214,469		7.4 years

The Group recognized compensation cost (included in general and administrative expenses in the consolidated statements of operations) for these restricted share units of $360, $719 and $232 for the years ended December 31, 2009, 2010 and 2011, respectively. The fair value of the restricted share was estimated using the Binomial Tree option-pricing model. The assumptions used in estimating the fair value of the restricted share are the same as those related to valuation of share options set out in note 14(a).

As of December 31, 2011, unrecognized share-based compensation cost in respect of granted restricted share amounted to $143, which is expected to be recognized over a weighted average period of 4 months.

Statutory reserve	12 Months Ended
Dec. 31, 2011
Statutory reserve [Abstract]
Statutory reserve

15. Statutory reserve

The Group’s PRC consolidated subsidiaries are required under PRC laws to transfer at least 10% of their after tax profits as reported in their PRC statutory financial statements to a statutory surplus reserve. These entities are permitted to discontinue allocations to this reserve if the balance of such reserve has reached 50% of their respective registered capital. The transfer to this reserve must be made before distribution of dividends to equity shareholders. The statutory reserve is not available for distribution to the owners (except in liquidation) and may not be transferred in the form of loans, advances or cash dividends. For the years ended December 31, 2010 and 2011, the Group’s PRC consolidated subsidiaries made appropriations to the statutory reserve funds of $0 and $0, respectively. The accumulated balance of the statutory reserve funds maintained at these PRC consolidated subsidiaries as of December 31, 2010 and 2011 was $162 and $162, respectively.

Related party transactions and balances	12 Months Ended
Dec. 31, 2011
Related party transactions and balances [Abstract]
Related party transactions and balances

16. Related party transactions and balances

(a) Related party transactions

In the ordinary course of business, the Group enters into certain transactions with its related parties. Management believes that these related party transactions were conducted at normal commercial terms. For the periods presented, material related party transactions are summarized as follows for the years ended December 31, 2009, 2010 and 2011:

		Years Ended December 31,
	Note	2009	2010	2011
Revenue from provision of advertising services	(i)	$2,910	$55	$45
Expenses for leases of advertising space	(ii)	$1,515	$643	$—

Notes:

(i)	Represents amounts received / receivable from affiliated entities of senior management personnel of the Company, for provision of advertising services to these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.
(ii)	Represents amounts paid / payable to affiliated entities of senior management personnel of the Company, for leases of advertising spaces from these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.

(b) Amounts due from / to related parties are analyzed as follows:

		As of December 31,
	Note	2010	2011
Advances to ex-owners of acquired companies	(i)	$966	$2,078

Due from related parties		$966	$2,078

Operating expenses paid on behalf of the Group	(ii)	$1,905	$379
Payables for the lease of advertising space	(iii)	53	—

Due to related parties		$1,958	$379

Note:

(i)	Represents the advances made by the Group to certain ex-owners of acquired subsidiaries. The amounts are interest free and are expected to be settled within 12 months from the balance sheet date and are secured by the contingent purchase price payable to the ex-owners of the acquired companies.
(ii)	Represents operating expenses paid by certain senior management personnel of the Company. The amounts are interest free, unsecured and have no fixed terms of repayment.
(iii)	Represents operating lease payments payable to affiliated companies of senior management personnel of the Company for leases of advertising space as described in note (ii) above. The amounts are repayable in accordance with normal payment terms with other unrelated advertising space suppliers.

Interest expense	12 Months Ended
Dec. 31, 2011
Interest expense [Abstract]
Interest expense

17. Interest expense

	Years Ended December 31,
	2009	2010	2011
Bank loan interest	$27	$45	$89
Convertible promissory notes interest	962	—	—
Interest on New Note, First Interim Notes and short-term loan from a third party lender	973	—	—

Total interest expense	$1,962	$45	$89

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes [Abstract]
Income taxes

18. Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no withholding tax is imposed.

Peoples’ Republic of China

The Company’s consolidated subsidiaries in the PRC are governed by the income tax law of the PRC and file separate income tax returns. They are subject to PRC enterprise income tax at 25% on their assessable profits.

Under the new tax law and related implementation rules, a withholding tax is applied on the gross amount of dividends received by the Company from its PRC consolidated subsidiaries after January 1, 2008; however undistributed earnings prior to January 1, 2008 are exempted from withholding tax. The implementation rules provide that the withholding tax rate is 10% or the applicable rate specified in a tax treaty. The Company has not provided for income taxes on accumulated earnings of its PRC subsidiaries as of December 31, 2008 since these earnings are intended to be reinvested indefinitely in the PRC. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

Hong Kong

Subsidiaries reside in Hong Kong are subject to Hong Kong profits tax at a tax rate of 16.5% on their assessable profits.

For the years ended December 31, 2009, 2010 and 2011, substantially all of the Group’s income before income taxes is derived from the PRC. Income tax expense consists of the following:

	Years Ended December 31,
	2009	2010	2011
Current tax
- PRC	$3,460	$2,212	$1,170
- HK	34	25	—
Deferred tax
- PRC	808	(813)	(1,087)
- HK	17	(4)	—

Total income tax expense	$4,319	$1,420	$83

The actual income tax expense reported in the consolidated statements of income differs from the expected income tax expense computed by applying the PRC statutory tax rate of 25% for the years ended December 31, 2009, 2010 and 2011 respectively to income before income taxes as a result of the following:

	Years Ended December 31,
	2009	2010	2011
Computed expected tax expense	$(4,582)	$(11,305)	$(3,345)
Effect of differential tax rate on income of Hong Kong subsidiaries	(26)	(13)	(22)
Effect of non-PRC entities not subject to income tax	1,748	1,279	1,006
Non-deductible expenses	5,267	9,778	7,263
Tax loss which no deferred tax asset was recognized	3,278	1,369	775
Tax loss that is expired	509	—	—
Income not subject to tax	(1,875)	(40)	(6,184)
Change in valuation allowance	—	352	590

Actual income tax expense	$4,319	$1,420	$83

Non-deductible expenses primarily represent goodwill impairment which is not deductible for tax purpose and entertainment expenses in excess of statutory limits for tax purpose.

Income not subject to tax primarily represents gain on termination of VIEs, change of fair value of acquisition consideration payable and gain from extinguishment of acquisition consideration payable.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	Years Ended December 31,
	2009	2010	2011
Deferred tax assets-current:
- Tax loss carried forwards of a subsidiary	$23	$89	$—
- Allowance for doubtful accounts	430	802	866
- Accrued expenses	27	—	—

	480	891	866

Deferred tax liabilities — non-current:
- Intangible assets	(316)	(989)	—

Net deferred tax assets	$164	$(98)	$866

The realization of the future tax benefits of a deferred tax asset is dependent on future taxable income against which such tax benefits can be applied or utilized and the consideration of the scheduled reversal of deferred tax liabilities and any available tax planning strategies. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. All available evidence must be considered in the determination of whether sufficient future taxable income will exist since the ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilized. Such evidence includes, but is not limited to, the financial performance of the entities, the market environment in which these entities operate and the length of relevant carryover periods. Sufficient negative evidence, such as cumulative net losses during a three-year period that includes the current year and the prior two years, may require that a valuation allowance be established against the deferred tax assets.

For the year ended December 31, 2009, 2010 and 2011, the Group did not have unrecognized tax benefits, and it does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. No interest and penalties related to unrecognized tax benefits were accrued at the date of initial adoption of FIN 48 and as of December 31, 2010 and 2011.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than US$15 (RMB 100). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s consolidated subsidiaries in the PRC for the tax years beginning in 2006 are subject to examination by the relevant tax authorities. The tax returns of the Company’s operating subsidiary in the HKSAR for the tax years beginning in 2002 are subject to examination by the relevant tax authorities.

Employee benefit plans	12 Months Ended
Dec. 31, 2011
Employee benefit plans [Abstract]
Employee benefit plans

19. Employee benefit plans

Employees of the Company and its subsidiaries located in Hong Kong are covered by the Mandatory Provident Fund Scheme (“MPF Scheme”) established on December 1, 2000 under the Mandatory Provident Fund Scheme Ordinance of Hong Kong. The calculation of contributions for these eligible employees is based on 5% of the applicable payroll costs, and contributions are matched by the employees. The amounts paid by the Company to the MPF Scheme were $6, $6 and $6; for the years ended December 31, 2009, 2010 and 2011, respectively.

Employees of the Company and its subsidiaries located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The contributed amounts are determined based on 22% of the applicable payroll costs. The amounts paid by the Company to these defined contribution schemes were $177, $194 and $196 for years ended December 31, 2009, 2010 and 2011, respectively.

In addition, the Company is required by law to contribute medical insurance benefits, housing funds, unemployment, and other statutory benefits ranging from 1% to 10% of applicable salaries. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for medical insurance benefits were $97, $106 and $106 for the years ended December 31, 2009, 2010 and 2011, respectively. The amounts contributed for housing funds was $56, $62 and $62 for the years ended December 31, 2009, 2010 and 2011, respectively. The amounts contributed for other benefits were $24 and $26 and $27 for the years ended December 31, 2009, 2010 and 2011, respectively.

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies [Abstract]
Commitments and contingencies

20. Commitments and contingencies

(a) Operating lease commitments

The Group leases space primarily inside elevators, light boxes and billboards to display the content of its customers’ advertisements, and office premises under operating lease arrangements. These operating leases do not contain provisions for contingent rentals.

Rental expenses under operating leases were allocated to the following categories of cost and expenses:

	Years Ended December 31,
	2009	2010	2011
Cost of revenues	$24,386	$33,301	$43,710
Selling and marketing expenses	—	8	247
General and administrative expenses	1,595	484	485

Total rental expenses	$25,981	$33,793	$44,442

As of December 31, 2011, future minimum rental payments under non-cancellable operating leases having initial or remaining lease terms of more than one year are as follows:

Year
2012	$11,600
2013	1,427
2014	307
2015	—
2016	—
Thereafter	—

$13,334

(b) Capital commitment

The Group has no material capital commitment as of December 31, 2011.

(c) Contingency

The Group is periodically involved in legal proceedings and has made provision for operational claims of $2,078 and $360 as of December 31, 2010 and 2011, respectively.

In December 2011, one of the Ad-Icon Shanghai’s outsourcing companies filed a civil lawsuit against Ad-Icon Shanghai for a defaulted fee of $255. The Group has not made provision for this lawsuit as the Company considered the probability for an unfavorable verdict was not probable, but only reasonably possible.

Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events [Abstract]
Subsequent events

21. Subsequent events

The Company evaluated all events and transactions after December 31, 2011 through the date these financial statements were issued and the material subsequent events were as follows:

In January 2012 and May 2012, the Company reached settlement agreements for the arbitration between the Company and certain of its predecessor shareholders related to matters from the Share Exchange Agreement signed October 30, 2009. Pursuant to the settlement agreement (i) 2,471,968 shares will be repurchased by the Company at an average price per share of $0.25 and such shares will be retired, (ii) 2,029,700 shares will be surrendered and cancelled without consideration, and (iii) 1,624,993 warrants will be surrendered and cancelled without consideration. As of the date of this report, 742,959 shares were returned for no consideration, 2,471,968 shares were purchased for an average price of $0.25 share and 1,624,993 warrants were surrendered and canceled without consideration.

In February 2012, the Company entered into an agreement for a new $3,000 Convertible Note (the “Note”) with its existing major shareholder and several other investors including an affiliate of the Company’s Chief Executive Officer. The Note has a one year term and borrowings bear interest at a rate of 10% per annum. In addition, the Note is convertible into the Company’s common shares at $1.25 per share.

In February 2012, the Company scaled down its elevator poster frame businesses and abandoned certain concessions signed with property management companies. The remaining obligation of concessions abandoned was approximately $1,205 and the amount was charged to income statement at the time of the abandonment.

In May 2012, the Company obtained wavier from Haiya to eliminate the consideration payable of $3,022.

On May 2, 2012, the Company divested 100% equity interests in Zhejiang Continental back to its original selling shareholders and eliminated the related acquisition contingent payable of $8,205 in exchange for the issuance of 1 million common shares of the Company at a price of $2.00 per share. The gain on elimination on acquisition contingent payable was recognized by the Company to income statement in accordance with ASC Topic 805-30-35 and will be reflected in the Company’s 2012 financial statements.

The following unaudited pro forma financial information presents the results of operations of the Group as if the disposition of Zhejiang Continental had occurred as of January 1, 2011, respectively. These results include the impact of preliminary fair value adjustments on intangible assets and the related adjustments on deferred taxes. The unaudited pro forma financial information is not necessarily indicative of what the Group’s consolidated results of operations would actually have been had it completed the acquisitions on January 1, 2011, respectively. In addition, the unaudited pro forma financial information does not attempt to project the future results of operations of the combined entity.

December 31, 2011
(Unaudited)
Cash	$4,573
Other current assets	24,551
Other non-current assets	17,577

Total assets	46,701
Acquisition consideration payable	15,033
Other current liabilities	38,224
Other non-current liabilities	—

Total liabilities	53,257
Net liabilities	(6,556)
Total shareholders’ deficit	(6,556)

2011
(Unaudited)
Advertising service revenues	$52,959
Loss from operations	(4,450)
Net loss	$(4,930)